INCOME TAXES - Narrative (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 362,311	$ 273,774
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 397,826	$ 313,727